Operating Segment Information - Summary of Revenue from Contract with Customers by Geographical Areas Based (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	$ 130,914	$ 175,171	$ 179,815
Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues		74,305	87,535
Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	13,469	23,440
Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	14,474	7,620
Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	10,301
Revenue from Contract with Customer [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	38,244	105,365	87,535
Revenue from Contract with Customer [Member] | Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	74,305
Revenue from Contract with Customer [Member] | Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	13,469	23,440
Revenue from Contract with Customer [Member] | Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	14,474	7,620
Revenue from Contract with Customer [Member] | Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	10,301
Revenue from Contract with Customer [Member] | China (including Hong Kong) [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	18,601	97,558	87,050
Revenue from Contract with Customer [Member] | China (including Hong Kong) [Member] | Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	74,305
Revenue from Contract with Customer [Member] | China (including Hong Kong) [Member] | Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	13,469	23,253
Revenue from Contract with Customer [Member] | China (including Hong Kong) [Member] | Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | China (including Hong Kong) [Member] | Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	5,132
Revenue from Contract with Customer [Member] | Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	6,582	2,461
Revenue from Contract with Customer [Member] | Europe [Member] | Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | Europe [Member] | Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | Europe [Member] | Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	6,582	2,461
Revenue from Contract with Customer [Member] | Europe [Member] | Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0
Revenue from Contract with Customer [Member] | America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	10,419	4,090
Revenue from Contract with Customer [Member] | America [Member] | Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | America [Member] | Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | America [Member] | Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	5,250	4,090
Revenue from Contract with Customer [Member] | America [Member] | Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	5,169
Revenue from Contract with Customer [Member] | Others [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	2,642	1,256	$ 485
Revenue from Contract with Customer [Member] | Others [Member] | Capital Market Solutions [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	0
Revenue from Contract with Customer [Member] | Others [Member] | Digital Solutions And Other Services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	0	187
Revenue from Contract with Customer [Member] | Others [Member] | Media And Entertainment [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	2,642	$ 1,069
Revenue from Contract with Customer [Member] | Others [Member] | Hotel operations, hospitality and VIP services [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	$ 0